Risk Management and Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used and Held for Sale (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Significant Other Observable Inputs (Level 2) Northsea Alpha [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	$ 6,125
Impairment Loss charged against Vessels, net	1,142
Significant Other Observable Inputs (Level 2) Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	6,125
Impairment Loss charged against Vessels, net	1,140
Significant Other Observable Inputs (Level 2) Northsea Alpha and Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel	12,250
Impairment Loss charged against Vessels, net	$ 2,282